Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,250.00
Total Offset Amount	23,495.50
Net Fee	128,754.50
Narrative - Max Aggregate Offering Price	$ 1,750,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true